Related Parties and Related Commitments and Contingencies - Sale of Majority Interest (Details) $ in Millions					3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 06, 2025 USD ($)	Oct. 01, 2024 USD ($)	Sep. 29, 2024 USD ($)	Sep. 28, 2024 USD ($) installment	Dec. 27, 2024 USD ($)	Dec. 27, 2024 USD ($)	Dec. 29, 2023 USD ($)	Jun. 27, 2025 USD ($)	Jun. 28, 2024
Related Party Transaction [Line Items]
Proceeds from dispositions of business						$ 191	$ 0
Equity investment				$ 158
SDSS
Related Party Transaction [Line Items]
Commitment term			5 years
Purchase commitment amount			$ 550
SDSS | Certain Flash-Based Products
Related Party Transaction [Line Items]
Commitment purchases						111
Accounts payable					$ 117	117
SDSS
Related Party Transaction [Line Items]
Ownership percentage				20.00%
Disposed of by sale
Related Party Transaction [Line Items]
Ownership percentage sold				80.00%
Proceeds from dispositions of business		$ 262
Disposal consideration				$ 659
Installment payment				37
Consideration receivable					370	370
Present value discount					27	$ 27
Gain on disposal					34
Cash and cash equivalents				71
Goodwill				$ 382
Disposed of by sale | Subsequent Event
Related Party Transaction [Line Items]
Proceeds from dispositions of business	$ 210
Disposed of by sale | SDSS
Related Party Transaction [Line Items]
Number of installment payments | installment				5
Term of effective interest method						5 years
Disposed of by sale | Other current assets
Related Party Transaction [Line Items]
Consideration receivable					243	$ 243
Disposed of by sale | Other noncurrent assets
Related Party Transaction [Line Items]
Consideration receivable					$ 127	$ 127
Disposed of by sale | Forecast
Related Party Transaction [Line Items]
Proceeds from dispositions of business								$ 187
SDSS | Disposed of by sale
Related Party Transaction [Line Items]
Ownership percentage sold									80.00%